Federated California Municipal Income Fund

A Portfolio of Federated Municipal Securities Income Trust

Class A Shares
Class B Shares

Supplement to Prospectus dated December 31, 2006

1. Under the heading entitled "What are the Fund's Fees and Expenses?" please delete the table and Example and replace it with the following:

FEDERATED CALIFORNIA MUNICIPAL INCOME FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class A Shares and Class B Shares of the Fund.

Shareholder Fees	Class A	Class B
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	5.50%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses (Before Waivers, Reimbursement and Reduction)1
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee2	0.40%	0.40%
Distribution (12b-1) Fee3	0.25%	0.75%
Other Expenses4	0.78%	0.78%
Total Annual Fund Operating Expenses5	1.43%	1.93%6

1 The percentages shown are based on anticipated expenses for the entire fiscal year ending August 31, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant, and at any particular point, may be greater or less than the stated average percentage. Although not obligated to do so, the Adviser, Distributor and Administrator expect to waive/reimburse certain amounts and the shareholder services provider expects not to charge certain amounts. These are shown below along with the net expenses the Fund's Class A Shares and Class B Shares expect to pay for the fiscal year ending August 31, 2007.
Total Waivers of Fund Expenses	0.83%	0.57%
Total Actual Annual Fund Operating Expenses (after anticipated waivers, reimbursement and reduction)	0.60%	1.36%
2 The Adviser expects to voluntarily waive its management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending August 31, 2007. The management fee paid by the Fund (after voluntary waiver) was 0.00% for the fiscal year ended August 31, 2006.
3 The distribution (12b-1) fee for Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund's Class A Shares (after anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending August 31, 2007. The distribution (12b-1) fee paid by the Fund's Class A Shares (after voluntary waiver) was 0.00% for fiscal year ended August 31, 2006.
4 Includes a shareholder services/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a record keeping fee which is used to compensate intermediaries for record keeping services. Please see "Payments to Financial Intermediaries" herein. The Administrator expects to voluntarily waive a portion of its fee and the Adviser expects to reimburse the Fund for other operating expenses incurred by the Fund. The Administrator and Adviser can terminate the anticipated voluntary waiver and reimbursement, respectively, at any time. The shareholder services provider expects not to charge, therefore the Fund anticipates that it will not accrue, a portion of its fee for Class A Shares. Also, it is expected that "Other Expenses" will include 0.04% of interest and trust expense related to the Fund's participation in certain secondary inverse floater structures. The Total Other Expenses paid by the Fund's Class A Shares and Class B Shares (after anticipated voluntary waiver, reimbursement and reduction) are expected to be 0.60% and 0.61%, respectively, for the fiscal year ending August 31, 2007. Total Other Expenses paid by the Fund's Class A Shares and Class B Shares (after voluntary waiver and reimbursement) were 0.52% and 0.52%, respectively, for fiscal year ended August 31, 2006.
5 The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses (including any distribution (12b-1) fee, but excluding the interest and trust expense referenced in note 4 above) so that the total operating expenses paid by the Fund's Class A Shares and Class B Shares (after anticipated voluntary waivers and reimbursements) will not exceed 0.55% and 1.32%, respectively, for the fiscal year ending August 31, 2007. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and reimbursements until after October, 31, 2007.
6 After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Class A Shares and Class B Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares and Class B Shares operating expenses are before the anticipated waivers, reimbursement and reduction as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$589	$882	$1,196	$2,086
Class B	$196	$606	$1,042	$2,254

2. Under the heading entitled "Appendix A: Hypothetical Investment and Expense Information" please delete the section and replace it with the following:

The following charts provide additional hypothetical information about the effect of the Funds' expenses, including investment advisory fees and other Fund costs, on the Fund's assumed returns over a 10-year period. Each chart shows the estimated expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of Shares. Each chart also assumes that the Fund's annual expense ratio stays the same throughout the 10-year period (except for Class B Shares, which convert to Class A Shares after you have held them for eight years) and that all dividends and distributions are reinvested. The annual expense ratio used in each chart is the same as stated in the "Fees and Expenses" table of this prospectus (and thus may not reflect any fee waiver or expense reimbursement currently in effect). The maximum amount of any sales charge that might be imposed on the purchase of Shares (and deducted from the hypothetical initial investment of $10,000; the "Front-End Sales Charge") is reflected in the "Hypothetical Expenses" column. The hypothetical investment information does not reflect the effect of charges (if any) normally applicable to redemptions of Shares (e.g., deferred sales charges, redemption fees). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.

FEDERATED CALIFORNIA MUNICIPAL INCOME FUND: CLASS A SHARES
ANNUAL EXPENSE RATIO: 1.43%
MAXIMUM FRONT-END SALES CHARGE: 4.50%

Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$477.50	$10,027.50	$589.00	$9,890.94
2	$9,890.94	$494.55	$10,385.49	$143.97	$10,244.05
3	$10,244.05	$512.20	$10,756.25	$149.10	$10,609.76
4	$10,609.76	$530.49	$11,140.25	$154.43	$10,988.53
5	$10,988.53	$549.43	$11,537.96	$159.94	$11,380.82
6	$11,380.82	$569.04	$11,949.86	$165.65	$11,787.12
7	$11,787.12	$589.36	$12,376.48	$171.56	$12,207.92
8	$12,207.92	$610.40	$12,818.32	$177.69	$12,643.74
9	$12,643.74	$632.19	$13,275.93	$184.03	$13,095.12
10	$13,095.12	$654.76	$13,749.88	$190.60	$13,562.62
Cumulative		$5,619.92		$2,085.97

FEDERATED CALIFORNIA MUNICIPAL INCOME FUND: CLASS B SHARES
ANNUAL EXPENSE RATIO: 1.93%
MAXIMUM FRONT-END SALES CHARGE: NONE

Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$195.96	$10,307.00
2	$10,307.00	$515.35	$10,822.35	$201.98	$10,623.42
3	$10,623.42	$531.17	$11,154.59	$208.18	$10,949.56
4	$10,949.56	$547.48	$11,497.04	$214.57	$11,285.71
5	$11,285.71	$564.29	$11,850.00	$221.16	$11,632.18
6	$11,632.18	$581.61	$12,213.79	$227.95	$11,989.29
7	$11,989.29	$599.46	$12,588.75	$234.95	$12,357.36
8	$12,357.36	$617.87	$12,975.23	$242.16	$12,736.73
9	$12,736.73	$636.84	$13,373.57	$249.59	$13,127.75
10	$13,127.75	$656.39	$13,784.14	$257.25	$13,530.77
Cumulative		$5,750.46		$2,253.75

March 22, 2007

Federated
World-Class Investment Manager

Federated California Municipal Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313923104
Cusip 313923203
36482 (3/07)

Federated North Carolina Municipal Income Fund

A Portfolio of Federated Municipal Securities Income Trust

Class A Shares

Supplement to Prospectus dated January 9, 2007

1. Under the heading entitled "What are the Fund's Fees and Expenses?" please delete the table and Example and replace it with the following:

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	0.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers and Reimbursement)1
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee2	0.40%
Distribution (12b-1) Fee3	0.25%
Other Expenses4	0.99%
Total Annual Fund Operating Expenses5	1.64%

1 The percentages shown are based on anticipated expenses for the entire fiscal year ending August 31, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant, and at any particular point, may be greater or less than the stated average percentage. Although not obligated to do so, the Adviser, Distributor and Administrator expect to waive/reimburse certain amounts. These are shown below along with the net expenses the Fund's Class A Shares expects to pay for the fiscal year ending August 31, 2007.
Total Waivers of Fund Expenses	0.77%
Total Actual Annual Fund Operating Expenses (after anticipated waivers and reimbursement)	0.87%
2 The Adviser expects to voluntarily waive its management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending August 31, 2007. The management fee paid by the Fund (after voluntary waiver) for fiscal year ended August 31, 2006 was 0.00%.
3 The distribution (12b-1) fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund's Class A Shares (after anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending August 31, 2007. The distribution (12b-1) fee paid by the Fund (after voluntary waiver) was 0.00% for fiscal year ended August 31, 2006.
4 Includes a shareholder services/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a record keeping fee which is used to compensate intermediaries for record keeping services. Please see "Payments to Financial Intermediaries" herein. The Administrator expects to voluntarily waive a portion of its fee. The Administrator can terminate this voluntary waiver at any time. The Adviser expects to reimburse the Fund for other operating expenses incurred by the Fund. The Adviser can terminate the anticipated voluntary reimbursement at any time. Also, it is expected that "Other Expenses" will include 0.08% of interest and trust expense related to the Fund's participation in certain secondary inverse floater structures. Total Other Expenses paid by the Fund (after the anticipated voluntary waiver and reimbursement) are expected to be 0.87% for the fiscal year ending August 31, 2007. Total Other Expenses paid by the Fund (after voluntary waiver, reimbursement and expense reduction) were 0.74% for fiscal year ended August 31, 2006.
5 The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses (including any distribution (12b-1) fee, but excluding the interest and trust expense referenced in note 4 above) so that the total operating expenses paid by the Fund's Class A Shares (after the voluntary waivers and reimbursements) will not exceed 0.79% for the fiscal year ending August 31, 2007. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and reimbursements until after October 31, 2007.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Class A Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class A Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares operating expenses are before the anticipated waivers and reimbursement as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$609
3 Years	$944
5 Years	$1,302
10 Years	$2,306
2. Under the heading entitled "Appendix A: Hypothetical Investment and Expense Information" please delete the section and replace it with the following:

The following chart provides additional hypothetical information about the effect of the Fund's expenses, including investment advisory fees and other Fund costs, on the Fund's assumed returns over a 10-year period. The chart shows the estimated expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of Shares. The chart also assumes that the Fund's annual expense ratio stays the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used in the chart is the same as stated in the "Fees and Expenses" table of this prospectus (and thus may not reflect any fee waiver or expense reimbursement currently in effect). The maximum amount of any sales charge that might be imposed on the purchase of Shares (and deducted from the hypothetical initial investment of $10,000; the "Front-End Sales Charge") is reflected in the "Hypothetical Expenses" column. The hypothetical investment information does not reflect the effect of charges (if any) normally applicable to redemptions of Shares (e.g., deferred sales charges, redemption fees). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.

FEDERATED NORTH CAROLINA MUNICIPAL INCOME FUND: CLASS A SHARES
ANNUAL EXPENSE RATIO: 1.64%
MAXIMUM FRONT-END SALES CHARGE: 4.50%

Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$477.50	$10,027.50	$609.25	$9,870.88
2	$9,870.88	$493.54	$10,364.42	$164.60	$10,202.54
3	$10,202.54	$510.13	$10,712.67	$170.13	$10,545.35
4	$10,545.35	$527.27	$11,072.62	$175.85	$10,899.67
5	$10,899.67	$544.98	$11,444.65	$181.76	$11,265.90
6	$11,265.90	$563.30	$11,829.20	$187.86	$11,644.43
7	$11,644.43	$582.22	$12,226.65	$194.18	$12,035.68
8	$12,035.68	$601.78	$12,637.46	$200.70	$12,440.08
9	$12,440.08	$622.00	$13,062.08	$207.44	$12,858.07
10	$12,858.07	$642.90	$13,500.97	$214.41	$13,290.10
Cumulative		$5,565.62		$2,306.18

March 22, 2007

Federated
World-Class Investment Manager

Federated North Carolina Municipal Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313923500
36483 (3/07)

Federated New York Municipal Income Fund

A Portfolio of Federated Municipal Securities Income Trust

Class A Shares
Class B Shares

Supplement to Prospectus dated January 9, 2007

1. Under the heading entitled "What are the Fund's Fees and Expenses?" please delete the table and Example and replace it with the following:

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class A Shares and Class B Shares of the Fund.

Shareholder Fees	Class A	Class B
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	5.50%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses (Before Waivers, Reimbursement and Reduction)1
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee2	0.40%	0.40%
Distribution (12b-1) Fee3	0.25%	0.75%
Other Expenses4	1.03%	1.03%
Total Annual Fund Operating Expenses5	1.68%	2.18%6

1 The percentages shown are based on anticipated expenses for the entire fiscal year ending August 31, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant, and at any particular point, may be greater or less than the stated average percentage. Although not obligated to do so, the Adviser, Distributor and Administrator expect to waive/reimburse certain amounts and the shareholder services provider expects not to charge certain amounts. These are shown below along with the net expenses the Fund's Class A Shares and Class B Shares expect to pay for the fiscal year ending August 31, 2007.
Total Waivers of Fund Expenses	0.83%	0.55%
Total Actual Annual Fund Operating Expenses (after anticipated waivers, reimbursement and reduction)	0.85%	1.63%
2 The Adviser expects to voluntarily waive its management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending August 31, 2007. The management fee paid by the Fund (after voluntary waiver) for the fiscal year ended August 31, 2006 was 0.00%.
3 The distribution (12b-1) fee for Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund's Class A Shares (after anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending August 31, 2007. The distribution (12b-1) fee paid by the Fund's Class A Shares (after voluntary waiver) was 0.00% for fiscal year ended August 31, 2006.
4 Includes a shareholder services/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a record keeping fee which is used to compensate intermediaries for record keeping services. Please see "Payments to Financial Intermediaries" herein. The Administrator expects to voluntarily waive a portion of its fee and the Adviser expects to reimburse the Fund for other operating expenses incurred by the Fund. The Administrator and Adviser can terminate the anticipated voluntary waiver and reimbursement, respectively, at any time. The shareholder services provider expects not to charge, therefore the Fund anticipates it will not accrue, a portion of its fee for Class A Shares. Also, it is expected that "Other Expenses" will include 0.08% of interest and trust expense related to the Fund's participation in certain secondary inverse floater structures. Total Other Expenses paid by the Fund's Class A Shares and Class B Shares (after anticipated voluntary waiver, reimbursement and reduction) are expected to be 0.85% and 0.88%, respectively, for the fiscal year ending August 31, 2007. Total Other Expenses paid by the Fund's Class A Shares and Class B Shares (after voluntary waiver and reimbursement) were 0.70% and 0.70%, respectively, for fiscal year ended August 31, 2006.
5 The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses (including any distribution (12b-1) fee, but excluding the interest and trust expense referenced in note 4 above) so that the total operating expenses paid by the Fund's Class A Shares and Class B Shares (after the voluntary waivers and reimbursements) will not exceed 0.76% and 1.52%, respectively, for the fiscal year ending August 31, 2007. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and reimbursements until after October 31, 2007.
6 After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Class A Shares and Class B Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares and Class B Shares operating expenses are before the anticipated waivers, reimbursement and reduction as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$613	$956	$1,321	$2,347
Class B	$221	$682	$1,170	$2,513
2. Under the heading entitled "Appendix A: Hypothetical Investment and Expense Information" please delete the section and replace it with the following:

The following charts provide additional hypothetical information about the effect of the Funds' expenses, including investment advisory fees and other Fund costs, on the Fund's assumed returns over a 10-year period. Each chart shows the estimated expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of Shares. Each chart also assumes that the Fund's annual expense ratio stays the same throughout the 10-year period (except for Class B Shares, which convert to Class A Shares after you have held them for eight years) and that all dividends and distributions are reinvested. The annual expense ratio used in each chart is the same as stated in the "Fees and Expenses" table of this prospectus (and thus may not reflect any fee waiver or expense reimbursement currently in effect). The maximum amount of any sales charge that might be imposed on the purchase of Shares (and deducted from the hypothetical initial investment of $10,000; the "Front-End Sales Charge") is reflected in the "Hypothetical Expenses" column. The hypothetical investment information does not reflect the effect of charges (if any) normally applicable to redemptions of Shares (e.g., deferred sales charges, redemption fees). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.

FEDERATED NORTH CAROLINA MUNICIPAL INCOME FUND: CLASS A SHARES
ANNUAL EXPENSE RATIO: 1.64%
MAXIMUM FRONT-END SALES CHARGE: 4.50%

Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$477.50	$10,027.50	$613.10	$9,867.06
2	$9,867.06	$493.35	$10,360.41	$168.52	$10,194.65
3	$10,194.65	$509.73	$10,704.38	$174.11	$10,533.11
4	$10,533.11	$526.66	$11,059.77	$179.89	$10,882.81
5	$10,882.81	$544.14	$11,426.95	$185.87	$11,244.12
6	$11,244.12	$562.21	$11,806.33	$192.04	$11,617.42
7	$11,617.42	$580.87	$12,198.29	$198.41	$12,003.12
8	$12,003.12	$600.16	$12,603.28	$205.00	$12,401.62
9	$12,401.62	$620.08	$13,021.70	$211.81	$12,813.35
10	$12,813.35	$640.67	$13,454.02	$218.84	$13,238.75
Cumulative		$5,555.37		$2,347.59

FEDERATED NEW YORK MUNICIPAL INCOME FUND: CLASS B SHARES
ANNUAL EXPENSE RATIO: 2.18%
MAXIMUM FRONT-END SALES CHARGE: NONE

Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$221.07	$10,282.00
2	$10,282.00	$514.10	$10,796.10	$227.31	$10,571.95
3	$10,571.95	$528.60	$11,100.55	$233.72	$10,870.08
4	$10,870.08	$543.50	$11,413.58	$240.31	$11,176.62
5	$11,176.62	$558.83	$11,735.45	$247.09	$11,491.80
6	$11,491.80	$574.59	$12,066.39	$254.05	$11,815.87
7	$11,815.87	$590.79	$12,406.66	$261.22	$12,149.08
8	$12,149.08	$607.45	$12,756.53	$268.58	$12,491.68
9	$12,491.68	$624.58	$13,116.26	$276.16	$12,843.95
10	$12,843.95	$642.20	$13,486.15	$283.95	$13,206.15
Cumulative		$5,684.64		$2,513.46

March 22, 2007

Federated
World-Class Investment Manager

Federated New York Municipal Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313923401
Cusip 313923880
36484 (3/07)